Cover	Jun. 06, 2022
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 06, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2862618
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152805
Entity Address Address Line 1	11th Floor
Entity Address Address Line 2	Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11249
City Area Code	866
Local Phone Number	241-0670